[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

April 20, 2011

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	BlackRock Preferred Partners LLC – N-2 Filing

Ladies and Gentlemen:

On behalf of BlackRock Preferred Partners LLC, we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $116.10 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (617) 573-4814 or Ken Burdon at (617) 573-4836.

Very truly yours,

/s/ Thomas A. DeCapo

Thomas A. DeCapo

Enclosure